EQUITY - Schedule of conversion option is exercised under the convertible notes currently issued (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
N° of authorized shares
Disclosure of classes of share capital [line items]
Opening Balance	606,407,693,000	606,407,693
New shares issued	0	73,809,875,794
Subtotal	(1,965,903,665)	605,801,285,307
Closing Balance	604,441,789,335	606,407,693,000
N° of Subscribed of shares and paid or delivered pursuant to the exercise of the conversion option
Disclosure of classes of share capital [line items]
Opening Balance	604,437,584,048	606,407,693
New shares issued	0	73,809,875,794
Subtotal	293,539	603,831,176,355
Closing Balance	604,437,877,587	604,437,584,048
N° of convertible notes back-up shares pending to place
Disclosure of classes of share capital [line items]
Opening Balance	4,205,287	0
New shares issued	0	0
Subtotal	(293,539)	4,205,287
Closing Balance	3,911,748	4,205,287
N° of shares to subscribe or not used
Disclosure of classes of share capital [line items]
Opening Balance	1,965,903,665	0
New shares issued	0	0
Subtotal	(1,965,903,665)	1,965,903,665
Closing Balance	0	1,965,903,665
Convertible Notes G | N° of authorized shares
Disclosure of classes of share capital [line items]
Convertible Notes	0	19,992,142,087
Convertible Notes G | N° of Subscribed of shares and paid or delivered pursuant to the exercise of the conversion option
Disclosure of classes of share capital [line items]
Convertible Notes	0	18,026,240,520
Convertible Notes G | N° of convertible notes back-up shares pending to place
Disclosure of classes of share capital [line items]
Convertible Notes	0	0
Convertible Notes G | N° of shares to subscribe or not used
Disclosure of classes of share capital [line items]
Convertible Notes	0	1,965,901,567
Convertible Notes H | N° of authorized shares
Disclosure of classes of share capital [line items]
Convertible Notes	0	126,661,409,136
Convertible Notes H | N° of Subscribed of shares and paid or delivered pursuant to the exercise of the conversion option
Disclosure of classes of share capital [line items]
Convertible Notes	293,539	126,657,203,849
Convertible Notes H | N° of convertible notes back-up shares pending to place
Disclosure of classes of share capital [line items]
Convertible Notes	(293,539)	4,205,287
Convertible Notes H | N° of shares to subscribe or not used
Disclosure of classes of share capital [line items]
Convertible Notes	0	0
Convertible Notes I | N° of authorized shares
Disclosure of classes of share capital [line items]
Convertible Notes	0	385,337,858,290
Reduction of full right	(1,965,903,665)	0
Convertible Notes I | N° of Subscribed of shares and paid or delivered pursuant to the exercise of the conversion option
Disclosure of classes of share capital [line items]
Convertible Notes	0	385,337,856,192
Reduction of full right	0	0
Convertible Notes I | N° of convertible notes back-up shares pending to place
Disclosure of classes of share capital [line items]
Convertible Notes	0	0
Reduction of full right	0	0
Convertible Notes I | N° of shares to subscribe or not used
Disclosure of classes of share capital [line items]
Convertible Notes	0	2,098
Reduction of full right	(1,965,903,665)	0